Comparison of Total Assets (Detail) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Segment and Geographic Distribution of Operations [Line Items]
Assets		$ 1,643,542	$ 1,746,180
Assets excluding equity investments	[1]	1,179,617	1,251,125	[2]
Investments in, at equity, and advances to unconsolidated companies		1,335	29,216
Assets except corporate portion		1,180,953	1,280,341
All Other Segments
Segment and Geographic Distribution of Operations [Line Items]
Assets	[1]	363	2,443	[2]
Operating Segments
Segment and Geographic Distribution of Operations [Line Items]
Assets	[1]	1,179,254	1,248,682	[2]
Operating Segments | Americas
Segment and Geographic Distribution of Operations [Line Items]
Assets	[1],[3]	310,121	164,958	[2]
Operating Segments | Middle East/Asia Pacific
Segment and Geographic Distribution of Operations [Line Items]
Assets	[1]	215,105	48,268	[2]
Operating Segments | Europe/Mediterranean Sea
Segment and Geographic Distribution of Operations [Line Items]
Assets	[1]	167,695	171,157	[2]
Operating Segments | West Africa
Segment and Geographic Distribution of Operations [Line Items]
Assets	[1],[4]	486,333	864,299	[2]
Corporate
Segment and Geographic Distribution of Operations [Line Items]
Assets	[5]	$ 462,589	$ 465,839	[6]

[1]	Tidewater's segment level assets as of June 30, 2018, reflect the elimination of certain intersegment balances.
[2]	Marine support services are conducted worldwide with assets that are highly mobile. Revenues are principally derived from offshore service vessels, which regularly and routinely move from one operating area to another, often to and from offshore operating areas in different continents. Because of this asset mobility, revenues and long-lived assets attributable to Tidewater's international marine operations in any one country are not material.
[3]	Americas segment assets include cash held by non-corporate subsidiaries of $94.6 million and 95.1 million, as of June 30, 2018 and December 31, 2017, respectively.
[4]	West Africa segment assets include due from related parties of $197.1 million and $263.7 million as of June 30, 2018 and December 31, 2017, respectively.
[5]	Corporate includes cash (including restricted cash) of $353.2 million and $336.4 million as of June 30, 2018 and December 31. 2017, respectively. Also included in Corporate is a vessel under construction which has not yet been assigned to a non-corporate reporting segment. A vessel's construction costs are reported in Corporate until the earlier of the date the vessel is assigned to a non-corporate reporting segment or the date it is delivered. At June 30, 2018 and December 31, 2017, $11.2 million and $9.3 million, respectively, of vessel construction costs are included in Corporate.
[6]	Included in Corporate are vessels currently under construction which had not yet been assigned to a non-corporate reporting segment. The vessel construction costs will be reported in Corporate until the earlier of the vessels being assigned to a non-corporate reporting segment or the vessels' delivery. At December 31, 2017 (Successor), July 31, 2017 (Predecessor) and March 31, 2017 (Predecessor), was $9.3 million, $47.5 million and $52.4 million, respectively, of vessel construction costs were included in Corporate.